Convertible Notes and Convertible Notes - Related Parties - Roll forward of Convertible Notes and Convertible Notes-Related Party (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Convertible Notes and Convertible Notes - Related Parties
Loss on extinguishment of debt		$ 1,183,289
Nonrelated party
Convertible Notes and Convertible Notes - Related Parties
Balance at beginning	$ 13,708,832
Balance at end		13,708,832
Related party
Convertible Notes and Convertible Notes - Related Parties
Balance at beginning	2,371,994
Balance at end		2,371,994
Convertible notes | Nonrelated party
Convertible Notes and Convertible Notes - Related Parties
Balance at beginning	13,708,832	7,918,528
Proceeds	9,335,000	6,563,000
Loss on extinguishment of debt		1,183,289
Recognition of debt discount	(2,323,073)	(2,173,509)
Foreign currency translation adjustment		(369,323)
Amortization of debt discount	1,698,368	586,847
Conversion of convertible notes to common shares, exclusive of accrued interest converted	(22,419,127)
Balance at end		13,708,832
Convertible notes | Related party
Convertible Notes and Convertible Notes - Related Parties
Balance at beginning	2,371,994	2,032,017
Proceeds	1,650,000	650,000
Loss on extinguishment of debt		202,204
Recognition of debt discount	(271,458)	(514,827)
Foreign currency translation adjustment		(130,898)
Amortization of debt discount	439,616	133,498
Conversion of convertible notes to common shares, exclusive of accrued interest converted	$ (4,190,152)
Balance at end		$ 2,371,994